10-K Other assets - net of current (Tables)	3 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets – net of current
Other assets - net of current consist of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Security deposits(1)	$11,082	$10,322
Investments(2)	263	1,713
Other assets(3)	2,051	2,947
Total other assets	$13,396	$14,982

(1) Represents security deposits for certain lease arrangements. See Note 11 — Leases for further details.
(2) As of December 31, 2024, Investments consisted of an equity investment in a social equity collective and an equity investment in a real estate investment trust (the “REIT Investment”) acquired pursuant to a real estate contribution agreement executed in connection with a sale and leaseback transaction. During the year ended December 31, 2025, the REIT Investment was fully impaired, as discussed further herein under Asset specific impairment

(3) Consists of acquisition receivables as of December 31, 2024, and statutory severance funds and corporate seat licenses as of December 31, 2025